Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other receivables	¥ 9,757	¥ 8,506
Other receivables	9,599	8,347
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	7,854	6,072
Government grants receivables	474	523
Rebate receivables on aircraft acquisitions	302	497
Other deposits	155	170
Others	972	1,244
Loss allowance [member]
Disclosure of financial assets [line items]
Other receivables	¥ (158)	¥ (159)